Condensed Parent Company Only Statements (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 54,368		$ 54,368		$ 71,469	$ 80,380
Securities available for sale (at fair value)	216,253		216,253		205,017	206,519
Total assets	1,632,876	1,681,181	1,632,876	1,681,181	1,661,076	1,712,851	1,808,966
Liabilities [Abstract]
Other liabilities	24,922		24,922		37,369	33,107
Shareholders' equity [Abstract]
Preferred Stock (par value $.01 per share) Authorized - 20,000,000 shares, no shares issued	0		0		0	0
Common stock (par value $.01 per share) Authorized - 200,000,000 shares in 2013, 2012 and 2011 Issued - 34,074,450 in 2013, 34,072,909 in 2012 and 33,974,450 in 2011 Outstanding - 31,349,317 in 2013, 31,348,556 in 2012 and 31,250,097 in 2011	341		341		341	340
Additional paid-in-capital	110,438		110,438		110,490	110,894
Retained earnings	146,039		146,039		136,487	101,573
Unearned ESOP shares	(1,280)		(1,280)		(1,708)	(2,562)
Treasury shares (2,724,353 shares), at cost	(45,261)		(45,261)		(45,261)	(45,261)
Accumulated other comprehensive loss (net of taxes)	(932)		(932)		2,285	1,388
Total shareholders' equity	209,345	175,784	209,345	175,784	202,634	166,372	172,220	168,592
Total liabilities and shareholders' equity	1,632,876		1,632,876		1,661,076	1,712,851
Preferred stock - par value (in dollars per share)	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Preferred stock - shares authorized (in shares)	20,000,000		20,000,000		20,000,000	20,000,000
Preferred stock - shares issued (in shares)	0		0		0	0
Common stock - par value (in dollars per share)	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Common stock - shares authorized (in shares)	200,000,000		200,000,000		200,000,000	200,000,000
Common stock - shares issued (in shares)	34,074,450		34,074,450		34,072,909	33,974,450
Common stock - shares outstanding (in shares)	31,349,317		31,349,317		31,348,556	31,250,097
Treasury shares (in shares)	2,724,353		2,724,353		2,724,353	2,724,353
Statements of Operations [Abstract]
Interest income	15,898	17,788	32,084	35,931	69,846	79,352	89,933
Net interest income	9,921	10,628	20,067	21,055	41,945	46,516	49,664
Compensation	19,944	14,965	36,426	25,602	63,507	39,159	36,323
Professional fees	730	533	1,135	959	2,109	1,648	1,689
Other expense	2,897	3,930	5,442	7,041	11,971	7,394	6,384
Total noninterest expenses	27,447	26,236	51,318	45,751	102,138	74,579	64,627
Income (loss) before income tax	7,981	6,219	15,529	8,457	22,710	(6,911)	(1,802)
Income tax expense	3,054	41	5,977	71	(12,204)	562	52
Net income (loss)	4,927	6,178	9,552	8,386	34,914	(7,473)	(1,854)
Cash flows from operating activities [Abstract]
Net income (loss)	4,927	6,178	9,552	8,386	34,914	(7,473)	(1,854)
Adjustments to reconcile net loss to net cash provided by operating activities [Abstract]
Amortization of unearned ESOP shares			311	110	306	202	264
Stock based compensation			65	75	145	1,593	1,659
Deferred income taxes			3,624	(2,160)	(16,895)	(735)	0
Change in other assets and liabilities			(7,660)	(2,887)	(2,963)	2,477	(1,943)
Net cash provided by operating actitivies			10,719	(18,102)	(8,137)	35,090	(13,128)
Cash flows from investing activities [Abstract]
Net cash used in investing activities			6,498	46,965	91,525	61,454	85,892
Net cash provided by (used in) financing activities			(34,318)	(44,368)	(92,299)	(91,495)	(68,553)
Net increase (decrease) in cash			(17,101)	(15,505)	(8,911)	5,049	4,211
Cash and cash equivalents at beginning of period			71,469	80,380	80,380	75,331	71,120
Cash and cash equivalents at end of period	54,368	64,875	54,368	64,875	71,469	80,380	75,331
Parent Company [Member]
Assets
Cash and cash equivalents					337	521
Securities available for sale (at fair value)					5,070	5,118
Investment in subsidiaries					195,451	160,933
Other assets					1,926	21
Total assets					202,784	166,593
Liabilities [Abstract]
Other liabilities					150	221
Shareholders' equity [Abstract]
Preferred Stock (par value $.01 per share) Authorized - 20,000,000 shares, no shares issued					0	0
Common stock (par value $.01 per share) Authorized - 200,000,000 shares in 2013, 2012 and 2011 Issued - 34,074,450 in 2013, 34,072,909 in 2012 and 33,974,450 in 2011 Outstanding - 31,349,317 in 2013, 31,348,556 in 2012 and 31,250,097 in 2011					341	340
Additional paid-in-capital					110,490	110,894
Retained earnings					136,487	101,573
Unearned ESOP shares					(1,708)	(2,562)
Treasury shares (2,724,353 shares), at cost					(45,261)	(45,261)
Accumulated other comprehensive loss (net of taxes)					2,285	1,388
Total shareholders' equity					202,634	166,372
Total liabilities and shareholders' equity					202,784	166,593
Preferred stock - par value (in dollars per share)					$ 0.01	$ 0.01
Preferred stock - shares authorized (in shares)					20,000,000	20,000,000
Preferred stock - shares issued (in shares)					0	0
Common stock - par value (in dollars per share)					$ 0.01	$ 0.01
Common stock - shares authorized (in shares)					200,000,000	200,000,000
Common stock - shares issued (in shares)					34,072,909	33,974,450
Common stock - shares outstanding (in shares)					31,348,556	31,250,097
Treasury shares (in shares)					2,724,353	2,724,353
Statements of Operations [Abstract]
Interest income					644	669	715
Equity in earnings of subsidiaries					33,448	(8,250)	(2,790)
Net interest income					34,092	(7,581)	(2,075)
Compensation					(523)	(605)	(541)
Professional fees					3	57	40
Other expense					279	440	280
Total noninterest expenses					(241)	(108)	(221)
Income (loss) before income tax					34,333	(7,473)	(1,854)
Income tax expense					(581)	0	0
Net income (loss)					34,914	(7,473)	(1,854)
Cash flows from operating activities [Abstract]
Net income (loss)					34,914	(7,473)	(1,854)
Adjustments to reconcile net loss to net cash provided by operating activities [Abstract]
Amortization of unearned ESOP shares					306	202	264
Stock based compensation					145	1,593	1,659
Deferred income taxes					(954)	(71)	319
Equity in (earnings) loss of subsidiaries					(33,448)	8,250	2,790
Change in other assets and liabilities					(1,147)	(1,537)	(2,067)
Net cash provided by operating actitivies					(184)	964	1,111
Cash flows from investing activities [Abstract]
Capital contributions to subsidiary					0	(1,000)	(1,000)
Net cash used in investing activities					0	(1,000)	(1,000)
Net cash provided by (used in) financing activities					0	0	0
Net increase (decrease) in cash					(184)	(36)	111
Cash and cash equivalents at beginning of period				521	521	557	446
Cash and cash equivalents at end of period					$ 337	$ 521	$ 557